Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 14:-	SUBSEQUENT EVENTS

a.	Between February and May 2017 the Company extended the Private Placement for a total amount of $80,000. The Company issued 53,333 units at a price of $1.50 per unit to existing and new investors. Each unit consists of (i) one Ordinary Share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share with the same terms and conditions as discussed in note 9a.

b.	On March 22, 2017 the Company received a loan for a principal amount of $162,000 from new investors according to a promissory note executed between the parties. In connection with the loan, commitment fees in the total amount of $12,000 were deducted from the consideration received. The loan bears an interest rate of 12% annually, which must be repaid in five equal monthly installments, commencing on May 31, 2017 and ending on September 30, 2017, subject to any early repayment in accordance with the terms set forth in the promissory note. In addition, pursuant to the loan agreement, the investor received a five-year Warrant to purchase up to 75,000 Ordinary Shares, at an exercise price of $1.50 per share.

c.	In April 2017, the Company issued 60,000 restricted Ordinary Shares and 12,500 Ordinary Shares to service providers.